Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001352621
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Donoghue Forlines Dividend VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Donoghue Forlines Dividend VIT Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Dividend Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate positive free cash flow and higher dividend yield, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of positive free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on constituents of the Dividend Index.

The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses.

Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Dividend Index and the Fund will allocate primarily to the equity portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will typically invest in as many as 50 common stocks from the universe of stocks represented in the Syntax US LargeCap 500 Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for Fees, expenses, or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Donoghue Forlines Dividend VIT Fund

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index. Effective on or about December 20, 2024, the Fund will seek to track the DF Risk-Managed Dividend Index. During the transition in tracking indices, the Fund’s portfolio may not fully represent the securities that constitute its tracking index.

Effective immediately, the Donoghue Forlines Dividend Fund’s prospectus is amended as follows:

The following replaces the information in the section titled “Principal Investment Strategies” on page 2 of the Prospectus.

Principal Investment Strategies:

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Dividend Index (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate positive free cash flow and higher dividend yield, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of positive free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on constituents of the Dividend Index.

The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses.

Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Dividend Index and the Fund will allocate primarily to the equity portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will typically invest in as many as 50 common stocks from the universe of stocks represented in the Syntax US LargeCap 500 Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

----------------

The Performance Table for Donoghue Forlines Dividend VIT Fund on page 5 of the Prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Ten Years	Since Inception (5/1/2007)

Class 1 Return before taxes	(1.58)%	0.71%	0.89%	2.79%
Syntax US LargeCap 500 Index(1)(2) (reflects no deduction for Fees, expenses, or taxes)	22.11%	15.74%	12.09%	9.57%
Syntax US Net Value Index(3)	10.33%	12.01%	9.03%	7.38%
Russell 1000 Value Total Return Index(4)	11.46%	10.91%	8.40%	6.60%
(1)	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
(2)	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
(3)	The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.
(4)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.

--------------

The following replaces the information in the section titled “Principal Investment Strategies” on page 11 of the Prospectus.

Principal Investment Strategies: Under normal circumstances, the adviser seeks to achieve the Fund’s investment objectives by investing Fund assets in the securities that are constituents of the DF Risk-Managed Dividend Index (the ”Dividend Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Dividend Index according to their index weights. The equity portfolio of the Dividend Index consists of up to fifty (50) securities selected from the Syntax US LargeCap 500 Index that have demonstrated positive free cash flow over the trailing twelve (12) months and the highest dividend yield rank (measured by dividend over price) within each sector of the Syntax Net Value TR Index. The Dividend Index is reconstituted annually during December and rebalanced quarterly during March, June, September, and December. Only companies with positive free cash flow over the previous twelve months, and payment of cash dividends for the previous four consecutive quarters are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights within the Syntax Net Value TR Index.

In seeking to track the Dividend Index, the adviser buys equity securities in the equity portfolio of the Dividend Index when the adviser’s trend indicators incorporated into the Dividend Index are positive and sells them when those indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the Dividend Index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Dividend Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury securities, short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Dividend Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy within the Dividend Index. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury securities, short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will reduce losses during a downturn and participate in gains during upturns. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will potentially reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

Donoghue Forlines Dividend VIT Fund | Syntax US LargeCap 500 Index (reflects no deduction for Fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.11%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	15.74%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	12.09%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%	[1],[2]
Donoghue Forlines Dividend VIT Fund | Syntax US Net Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.33%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.01%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%	[3]
Donoghue Forlines Dividend VIT Fund | Russell 1000 Value Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.91%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[4]
Donoghue Forlines Dividend VIT Fund | Donoghue Forlines Dividend VIT Fund Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Donoghue Forlines Momentum VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Donoghue Forlines Momentum VIT Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The adviser seeks to achieve the Fund’s objectives by seeking to track the DF Risk-Managed Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate positive free cash flow and positive momentum, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on the constituents of the Momentum Index.

The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on positive free cash flow and highest risk adjusted returns from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights of the Syntax US LargeCap 500 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Momentum Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Momentum Index and the Fund will allocate primarily to the equity portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Donoghue Forlines Momentum VIT Fund

The Fund’s adviser has elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index. Effective on or about December 20, 2024, the Fund will seek to track the DF Risk-Managed Momentum Index. During the transition in tracking indices, the Fund’s portfolio may not fully represent the securities that constitute its tracking index.

The following replaces the information in the section titled “Principal Investment Strategies” on page 6 of the Prospectus.

Donoghue Forlines Momentum Fund

The adviser seeks to achieve the Fund’s objectives by seeking to track the DF Risk-Managed Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate positive free cash flow and positive momentum, and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund typically invests in as many as 50 equity securities but this may fluctuate based on the constituents of the Momentum Index.

The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on positive free cash flow and highest risk adjusted returns from the constituents of the Syntax US LargeCap 500 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow over the previous twelve months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current sector weights of the Syntax US LargeCap 500 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

• Exponential Moving Average Indicators –An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate primarily to the equity portfolio when the longer-term exponential moving average indicator is in a bullish position. When the longer-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate primarily to the U.S. Treasury portfolio. When the Momentum Index and Fund are in a defensive position (allocated primarily to the U.S. Treasury portfolio) and the shorter-term exponential moving average indicator is in a bullish position, the Momentum Index and the Fund will allocate primarily to the equity portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

------------------

The Performance Table for Donoghue Forlines Momentum Fund on page 9 of the Prospectus is hereby restated as follows:

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2023)

	One Year	Five Years	Ten Years	Since Inception (5/1/2007)
Class 1 Return before taxes	19.81%	5.10%	5.45%	5.42%
Syntax US LargeCap 500 Index(1)(2)	22.11%	15.74%	12.09%	9.57%
Russell 1000 Total Return Index(3)	26.53%	15.52%	11.80%	9.40%

(1)	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
(2)	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
(3)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

The Fund’s primary benchmark index has been changed to the Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund’s strategy and portfolio holdings.

------------------

The following replaces the information in the section titled “Principal Investment Strategies” on page 11 of the Prospectus.

Donoghue Forlines Momentum Fund

Under normal circumstances, the adviser seeks to achieve the Fund’s objectives by investing Fund assets in the securities that are constituents of the DF Risk-Managed Momentum Index (the “Momentum Index”). The adviser follows an index replication process and, consequently, the Fund is expected to hold all the securities in the Momentum Index according to their index weights. The equity portfolio of the Dividend Index consists of up to fifty (50) securities selected from the Syntax US LargeCap 500 Index that have demonstrated positive free cash flow over the trailing twelve (12) months and the highest risk adjusted returns over the trailing three (3) months within each sector of the Syntax US LargeCap 500 Index. The Momentum Index is reconstituted and rebalanced quarterly during March, June, September, and December. Only companies with positive free cash flow over the previous twelve months and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Syntax US LargeCap 500 Index.

In seeking to track the Momentum Index, the adviser buys equity securities in the equity portfolio of the Momentum Index when the adviser’s trend indicators are positive and sells them when those indicators are significantly negative. The adviser seeks to achieve the Fund’s secondary investment objective by hedging the equity portfolio when the index’s defensive tactical overlay determines a sell. The adviser hedges the portfolio by increasing allocations to the U.S. Treasury portfolio of the Momentum Index if the adviser determines the Fund should adopt a temporary defensive position due to market conditions. For periods when the adviser’s trend indicators are negative, the Fund may be fully invested in short-term treasury securities, short-term treasury exchange traded funds or treasury money market funds as a defensive measure.

In seeking to track the methodology of the Momentum Index, the Fund may engage in frequent buying and selling of portfolio securities in a higher turnover rate.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities of the Momentum Index. While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds.

Adviser’s Technical Trend Analysis

The adviser utilizes its rules-based, tactical asset allocation methodology and will manage the Fund’s investment portfolio, in part, by using its technical trend analysis strategy within the Momentum Index. This strategy identifies investment trends utilizing the adviser’s proprietary model system. This system tracks the changing prices of securities and identifies their momentum. The relative strength of the market is evaluated to identify whether the market is bullish or bearish. The adviser will employ its proprietary defensive trading system to determine when to switch between equity securities and short-term treasury securities, short-term treasury exchange traded funds, money market funds or cash equivalents. The adviser believes this is a relatively conservative portfolio approach to defensive trading to manage risks and back out of the market and into defensive positions when conditions warrant. The adviser believes its technical trend strategy, which moves between fully invested and defensive positions, will reduce losses during a downturn and participate in gains during upturns. This collection of models and the adviser’s technical trend analysis, in general, operate according to the momentum of the markets, and not on subjective judgments.

Donoghue Forlines Momentum VIT Fund | Syntax US LargeCap 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.11%	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	15.74%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10	12.09%	[5],[6]
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%	[5],[6]
Donoghue Forlines Momentum VIT Fund | Russell 1000 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[7]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[7]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%	[7]
Donoghue Forlines Momentum VIT Fund | Donoghue Forlines Momentum VIT Fund Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007

[1]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[2]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
[3]	The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.
[4]	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.
[5]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[6]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
[7]	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.